Gain on Disposal of Subsidiaries and Other Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable - non-current	$ 2,281		$ 3,312
Direct Marketing Payment Processing Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration				$ 1,948
Contingent consideration receivable earned	4,005		$ 4,810	$ 50,000
Impairment expense on goodwill and other assets		$ 638
Gain on disposal of subsidiary	$ 739	$ 739